CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net Loss	$ (2,667,051)	$ (1,673,094)
Adjustments to reconcile net loss to net cash used in operations:
Bad Debt Expense	15,000	798
Depreciation	13,955	14,248
Amortization of Debt Discount	321,056	260
Amortization	252,134	181,905
Stock option compensation expense	147,472	59,327
Impairment of Website Assets	95,773	70,531
Common stock issued for services	73,290	51,630
Product refund reserve	14,580
Changes in operating assets and liabilities:
Accounts Receivable	(144,144)	(39,137)
Inventory	(15,182)	(277,442)
Prepaid expenses and other current assets	(73,440)	(23,629)
Other assets	(118,436)	(2,967)
Accounts payable	224,478	45,959
Net cash used in operating activities	(1,860,515)	(1,591,611)
Cash flows from investing activities:
Purchase of fixed assets	(61,651)	(27,479)
Purchase of websites	(607,463)	(169,500)
Net cash used in investing activities	(669,114)	(196,979)
Cash flows from financing activities:
Sale of common stock	800,000	1,010,001
Sale of Preferred stock		400,000
Proceeds from premium finance loan, net of repayment	1,237	4,540
Issuance of note payable	500,000
Long term Debt - Loan from related parties	975,000	200,000
Net cash provided by financing activities	2,276,237	1,614,541
Net decrease in cash	(253,392)	(174,049)
Cash at beginning of period	416,187	590,236
Cash at end of period	162,795	416,187
Supplemental Disclosure of Cash Flow Information
Cash paid for interest	30,725	2,367
Cash paid for income taxes
Non-Cash Investing and financing activities
Premium finance loan payable recorded as prepaid	84,825	87,212
Beneficial conversion debt discount to additional paid-in-capital	621,500	$ 78,000
Note payable issued for purchase of website	150,000
Discount on note	$ 32,732
Common stock issued for the acquisition	200,000	350,000
Fair value of common stock issued for the acquisition	$ 170,000	$ 262,500
Inventory	58,000
Assumed liabilities	$ 40,000
Common stock issued to due Series A, Series B, and Series C stockholders	809,472	289,425
Conversion of stock shares issued of its Series A, Series B, Series C, and Series D Common Stock	5,100,000
Conversion of stock shares issued of its Series A, Series B, Series C, and Series D preferred stock	5,100,000
Shares issued on conversion of convertible notes	1,207,200
Shares issued on conversion of convertible notes, value	$ 600,000
Conversion of interest due	$ 3,600
Shares of common stock retired		360,000
Cost of shares retired		$ 2,501
Common shares issued to stockholder		289,425
Fair market value of common shares issued to stockholder		$ 217,069